                 Merrill Lynch Consults International Portfolio

                    Supplement dated March 31, 1998 to the
                      Prospectus dated January 29, 1998


The following information supplements "Management of the Fund--Investment Adviser" on page 10 of the Prospectus:

         Christophe Velay is primarily responsible for the day-to-day management of the Fund's portfolio and has served in that capacity since March 1998. He has served as a Portfolio Manager of Merrill Lynch Bank (Suisse) S.A. since 1986.

Code 16458-0398ALL

                 Merrill Lynch Consults International Portfolio

                    Supplement dated March 31, 1998 to the
          Statement of Additional Information dated January 29, 1998


The following information supplements "Management of the Fund--Trustees and Officers" on page 9 of the Statement of Additional Information:

         CHRISTOPHE VELAY (41)--Vice President and Portfolio Manager (1)-- Portfolio Manager of Merrill Lynch Bank (Suisse) S.A. since 1986.

Code 16458-0398ALL